Stock-based compensation (Tables)	12 Months Ended
Mar. 31, 2019
Summary of Toyota's Stock Option Activity

The following table summarizes Toyota’s stock option activity:

		Yen		Yen in millions
	Number of shares	Weighted- average exercise price	Weighted- average remaining contractual life in years	Aggregate intrinsic value
Options outstanding at March 31, 2016	2,093,500	3,858	1.56	4,384
Granted	—	—
Exercised	(785,600)	4,006
Canceled	(115,600)	4,682

Options outstanding at March 31, 2017	1,192,300	3,682	0.80	2,813
Granted	—	—
Exercised	(643,800)	3,726
Canceled	(264,900)	4,154

Options outstanding at March 31, 2018	283,600	3,153	0.33	1,041

Granted	—	—
Exercised	(155,100)	3,156
Canceled	(128,500)	3,153

Options outstanding at March 31, 2019	—	—	—	—

Options exercisable at March 31, 2017	1,192,300	3,682	0.80	2,813
Options exercisable at March 31, 2018	283,600	3,153	0.33	1,041
Options exercisable at March 31, 2019	—	—	—	—